Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2021

AGAI-QTLY-1021
1.805763.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.7%
Elisa Corp. (A Shares)	9,700	$621
Verizon Communications, Inc.	68,609	3,773
		4,394
Entertainment - 2.5%
Activision Blizzard, Inc.	26,700	2,199
Nintendo Co. Ltd. ADR	22,100	1,328
The Walt Disney Co. (a)	40,800	7,397
Vivendi SA (b)	133,600	5,089
		16,013
Media - 4.2%
Comcast Corp. Class A	362,658	22,006
Interpublic Group of Companies, Inc.	140,900	5,246
		27,252

TOTAL COMMUNICATION SERVICES		47,659

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.6%
BorgWarner, Inc.	91,800	3,918
Automobiles - 0.1%
Harley-Davidson, Inc.	15,000	593
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	6,300	1,326
Marriott International, Inc. Class A (a)	3,400	459
Starbucks Corp.	9,000	1,057
		2,842
Household Durables - 0.8%
Sony Group Corp. sponsored ADR	10,700	1,107
Whirlpool Corp.	17,400	3,855
		4,962
Specialty Retail - 1.2%
Lowe's Companies, Inc.	38,657	7,882
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	5,844	709
Tapestry, Inc.	300	12
		721

TOTAL CONSUMER DISCRETIONARY		20,918

CONSUMER STAPLES - 6.7%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	11,500	704
Diageo PLC sponsored ADR	16,400	3,151
Keurig Dr. Pepper, Inc.	68,300	2,436
Pernod Ricard SA	5,200	1,093
Remy Cointreau SA	3,023	595
The Coca-Cola Co.	113,084	6,368
		14,347
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,700	150
Costco Wholesale Corp.	500	228
Sysco Corp.	59,400	4,731
Walmart, Inc.	1,200	178
		5,287
Food Products - 0.2%
Lamb Weston Holdings, Inc.	20,600	1,342
Household Products - 0.4%
Colgate-Palmolive Co.	6,000	468
Energizer Holdings, Inc.	7,200	283
Procter & Gamble Co.	1,900	271
Spectrum Brands Holdings, Inc.	18,700	1,460
		2,482
Tobacco - 3.1%
Altria Group, Inc.	365,520	18,360
Swedish Match Co. AB	138,300	1,277
		19,637

TOTAL CONSUMER STAPLES		43,095

ENERGY - 7.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	15,600	119
Oil, Gas & Consumable Fuels - 7.0%
Canadian Natural Resources Ltd.	38,100	1,261
Cenovus Energy, Inc.	2,300	19
Cenovus Energy, Inc. (Canada)	564,600	4,685
Exxon Mobil Corp.	477,000	26,006
Hess Corp.	108,200	7,439
Imperial Oil Ltd. (b)	31,800	842
Kosmos Energy Ltd. (a)	381,400	900
Magellan Midstream Partners LP	34,900	1,717
Phillips 66 Co.	35,800	2,545
		45,414

TOTAL ENERGY		45,533

FINANCIALS - 18.4%
Banks - 12.7%
Bank of America Corp.	552,742	23,077
JPMorgan Chase & Co.	44,143	7,061
M&T Bank Corp.	9,900	1,386
PNC Financial Services Group, Inc.	45,216	8,641
Truist Financial Corp.	116,949	6,673
U.S. Bancorp	86,130	4,943
Wells Fargo & Co.	660,450	30,183
		81,964
Capital Markets - 3.8%
Brookfield Asset Management, Inc. Class A	25,001	1,389
KKR & Co. LP	44,613	2,868
Morgan Stanley	29,830	3,115
Northern Trust Corp.	68,637	8,135
Raymond James Financial, Inc.	22,500	3,148
S&P Global, Inc.	100	44
State Street Corp.	67,170	6,241
		24,940
Consumer Finance - 0.5%
Discover Financial Services	25,700	3,295
Insurance - 1.0%
American Financial Group, Inc.	3,400	469
Brookfield Asset Management Reinsurance Partners Ltd.	172	11
Chubb Ltd.	11,200	2,060
Marsh & McLennan Companies, Inc.	13,866	2,180
Old Republic International Corp.	17,800	463
The Travelers Companies, Inc.	7,500	1,198
		6,381
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	21,100	993
Radian Group, Inc.	65,990	1,559
		2,552

TOTAL FINANCIALS		119,132

HEALTH CARE - 13.4%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. (a)	19,495	291
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	4,100	518
Becton, Dickinson & Co.	8,475	2,133
Boston Scientific Corp. (a)	102,700	4,637
Danaher Corp.	2,800	908
GN Store Nord A/S	4,000	301
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	35,085	1,618
Sonova Holding AG Class B	2,053	791
		10,906
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	68,100	3,575
Cigna Corp.	31,400	6,646
CVS Health Corp.	95,751	8,272
Humana, Inc.	1,000	405
McKesson Corp.	34,133	6,968
UnitedHealth Group, Inc.	20,000	8,325
		34,191
Pharmaceuticals - 6.3%
Bayer AG	100,373	5,584
Bristol-Myers Squibb Co.	183,500	12,269
Eli Lilly & Co.	7,100	1,834
GlaxoSmithKline PLC sponsored ADR	171,309	6,979
Johnson & Johnson	60,901	10,544
Sanofi SA sponsored ADR	29,400	1,522
UCB SA	19,000	2,173
Viatris, Inc.	7,200	105
		41,010

TOTAL HEALTH CARE		86,398

INDUSTRIALS - 17.1%
Aerospace & Defense - 2.3%
Airbus Group NV (a)	15,900	2,175
General Dynamics Corp.	11,500	2,304
Huntington Ingalls Industries, Inc.	8,900	1,817
MTU Aero Engines AG	3,600	826
Raytheon Technologies Corp.	15,731	1,333
Safran SA	7,200	903
The Boeing Co. (a)	26,100	5,729
		15,087
Air Freight & Logistics - 2.3%
DSV Panalpina A/S	2,000	510
Expeditors International of Washington, Inc.	700	87
FedEx Corp.	8,300	2,205
United Parcel Service, Inc. Class B	61,479	12,027
		14,829
Airlines - 0.0%
Copa Holdings SA Class A (a)	900	68
Building Products - 0.4%
A.O. Smith Corp.	5,400	393
Johnson Controls International PLC	32,200	2,409
		2,802
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc.	57,400	1,502
HNI Corp.	9,300	352
Interface, Inc.	40,100	577
Ritchie Bros. Auctioneers, Inc.	1,300	81
		2,512
Electrical Equipment - 1.3%
Acuity Brands, Inc.	10,800	1,993
Hubbell, Inc. Class B	11,012	2,270
Rockwell Automation, Inc.	1,600	521
Vertiv Holdings Co.	124,100	3,496
		8,280
Industrial Conglomerates - 6.2%
3M Co.	11,500	2,240
General Electric Co.	360,936	38,046
		40,286
Machinery - 2.1%
Allison Transmission Holdings, Inc.	19,800	732
Caterpillar, Inc.	4,200	886
Cummins, Inc.	4,500	1,062
Donaldson Co., Inc.	48,000	3,252
Epiroc AB (A Shares)	17,400	382
Flowserve Corp.	28,400	1,104
Fortive Corp.	19,000	1,404
Kardex AG	550	147
Nordson Corp.	8,100	1,933
Otis Worldwide Corp.	7,265	670
Stanley Black & Decker, Inc.	5,000	966
Westinghouse Air Brake Tech Co.	15,031	1,350
		13,888
Professional Services - 0.6%
Equifax, Inc.	5,300	1,443
RELX PLC (London Stock Exchange)	68,576	2,057
Robert Half International, Inc.	800	83
		3,583
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	69,500	3,609
Trading Companies & Distributors - 0.9%
Brenntag AG	2,900	293
Fastenal Co.	10,500	586
MSC Industrial Direct Co., Inc. Class A	600	51
Watsco, Inc.	16,564	4,612
		5,542

TOTAL INDUSTRIALS		110,486

INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment & Components - 0.4%
CDW Corp.	8,800	1,765
Vontier Corp.	15,900	578
		2,343
IT Services - 4.1%
Amadeus IT Holding SA Class A (a)	43,900	2,681
DXC Technology Co. (a)	9,400	345
Edenred SA	36,900	2,091
Fidelity National Information Services, Inc.	35,600	4,549
Genpact Ltd.	45,600	2,366
IBM Corp.	16,300	2,288
MasterCard, Inc. Class A	2,200	762
Unisys Corp. (a)	66,892	1,619
Visa, Inc. Class A	43,440	9,952
		26,653
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	12,300	2,004
Applied Materials, Inc.	11,595	1,567
Intel Corp.	58,100	3,141
Lam Research Corp.	2,000	1,210
Marvell Technology, Inc.	29,700	1,817
NXP Semiconductors NV	17,300	3,722
Qualcomm, Inc.	81,998	12,028
		25,489
Software - 8.2%
Microsoft Corp.	145,073	43,790
Open Text Corp.	13,700	752
SAP SE sponsored ADR (b)	46,400	6,966
Temenos Group AG	9,690	1,539
		53,047
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	143,792	21,832
FUJIFILM Holdings Corp.	5,200	429
Samsung Electronics Co. Ltd.	13,520	895
		23,156

TOTAL INFORMATION TECHNOLOGY		130,688

MATERIALS - 2.3%
Chemicals - 0.9%
DuPont de Nemours, Inc.	61,000	4,515
PPG Industries, Inc.	7,200	1,149
		5,664
Metals & Mining - 1.4%
Anglo American PLC (United Kingdom)	20,200	853
BHP Group Ltd. sponsored ADR (b)	33,800	2,236
First Quantum Minerals Ltd.	57,100	1,189
Freeport-McMoRan, Inc.	96,800	3,523
Glencore Xstrata PLC	91,900	414
Lundin Mining Corp.	113,300	916
		9,131

TOTAL MATERIALS		14,795

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	10,500	3,068
CoreSite Realty Corp.	6,800	1,009
Equinix, Inc.	110	93
Public Storage	200	65
Simon Property Group, Inc.	31,200	4,195
		8,430
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	9,700	1,015
Entergy Corp.	11,200	1,239
Exelon Corp.	11,900	583
Southern Co.	38,000	2,498
		5,335
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	21,600	542
Sempra Energy	5,700	754
		1,296

TOTAL UTILITIES		6,631

TOTAL COMMON STOCKS
(Cost $394,915)		633,765

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	12,900	705
Boston Scientific Corp. Series A, 5.50%	7,700	923
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,415)		1,628
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $877)	1,093	655
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $1,487)	1,136,507	813

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.06% (f)	8,290,989	8,293
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	10,479,134	10,480
TOTAL MONEY MARKET FUNDS
(Cost $18,773)		18,773
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $417,467)		655,634
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(9,221)
NET ASSETS - 100%		$646,413

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $813,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$1,486

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$463	$39,233	$31,403	$1	$--	$--	$8,293	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	8,019	77,355	74,894	34	--	--	10,480	0.0%
Total	$8,482	$116,588	$106,297	$35	$--	$--	$18,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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